UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2010.

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                       Irvington, NY         November 12, 2010
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total:      $2,313,127
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 12044                     Elm Ridge Partners, LLC
(2)     028- 11797                     Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075                     Elm Ridge Capital Management, LLC
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
                                                    FORM 13F INFORMATION TABLE



COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/   INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION MANAGERS  SOLE   SHARED  NONE
AETNA INC NEW                      COM             00817Y108  26,599     841,475 SH         Defined    1,2,3      841,475
ALCATEL-LUCENT                     SPONSORED ADR   013904305  19,730   5,837,308 SH         Defined    1,2,3    5,837,308
ALCOA INC                          COM             013817101  65,617   5,418,400 SH         Defined    1,2,3    5,418,400
ALLIED WRLD ASSUR COM HLDG L       SHS             G0219G203  27,299     482,400 SH         Defined    1,2,3      482,400
APPLIED MATLS INC                  COM             038222105  74,822   6,406,000 SH         Defined    1,2,3    6,406,000
ASSURED GUARANTY LTD               COM             G0585R106  75,435   4,408,800 SH         Defined    1,2,3    4,408,800
AXIS CAPITAL HOLDINGS              SHS             G0692U109  35,094   1,065,400 SH         Defined    1,2,3    1,065,400
BOSTON SCIENTIFIC CORP             COM             101137107  42,295   6,899,600 SH         Defined    1,2,3    6,899,600
BOSTON SCIENTIFIC CORP             COM             101137107  18,390   3,000,000     CALL   Defined    1,2,3    3,000,000
BRUNSWICK CORP                     COM             117043109  34,922   2,294,510 SH         Defined    1,2,3    2,294,510
CENVEO INC                         COM             15670S105  31,233   6,209,265 SH         Defined    1,2,3    6,209,265
CHIPOTLE MEXICAN GRILL INC         COM             169656105  17,200     100,000     PUT    Defined    1,2,3      100,000
CLIFFS NATURAL RESOURCES INC       COM             18683K101  18,537     290,000 SH         Defined    1,2,3      290,000
CLIFFS NATURAL RESOURCES INC       COM             18683K101  19,176     300,000     CALL   Defined    1,2,3      300,000
CLIFFS NATURAL RESOURCES INC       COM             18683K101  56,889     890,000     PUT    Defined    1,2,3      890,000
DIGITAL RLTY TR INC                COM             253868103  12,340     200,000     CALL   Defined    1,2,3      200,000
DIGITAL RLTY TR INC                COM             253868103  15,425     250,000     PUT    Defined    1,2,3      250,000
DOMTAR CORP                        COM NEW         257559203  45,820     709,500 SH         Defined    1,2,3      709,500
DONNELLEY R R & SONS CO            COM             257867101  91,824   5,414,169 SH         Defined    1,2,3    5,414,169
FASTENAL CO                        COM             311900104  10,638     200,000     PUT    Defined    1,2,3      200,000
FIDELITY NATIONAL FINANCIAL        CL A            31620R105  45,162   2,874,700 SH         Defined    1,2,3    2,874,700
FLEXTRONICS INTL LTD               ORD             Y2573F102  55,262   9,149,300 SH         Defined    1,2,3    9,149,300
GREEN MTN COFFEE ROASTERS IN       COM             393122106  18,714     600,000     PUT    Defined    1,2,3      600,000
INTL PAPER CO                      COM             460146103  53,057   2,439,400 SH         Defined    1,2,3    2,439,400
KAPSTONE PAPER & PACKAGING C       COM             48562P103  42,562   3,505,961 SH         Defined    1,2,3    3,505,961
LAM RESEARCH CORP                  COM             512807108  14,554     347,771 SH         Defined    1,2,3      347,771
LILLY ELI & CO                     COM             532457108  66,507   1,820,600 SH         Defined    1,2,3    1,820,600
LIZ CLAIBORNE INC                  COM             539320101  22,915   3,768,976 SH         Defined    1,2,3    3,768,976
LOCKHEED MARTIN CORP               COM             539830109  68,728     964,200 SH         Defined    1,2,3      964,200
LOCKHEED MARTIN CORP               COM             539830109  28,512     400,000     CALL   Defined    1,2,3      400,000
MACYS INC                          COM             55616P104  25,109   1,087,900 SH         Defined    1,2,3    1,087,900
MACYS INC                          COM             55616P104  11,540     500,000     CALL   Defined    1,2,3      500,000
MARATHON OIL CORP                  COM             565849106  36,082   1,090,100 SH         Defined    1,2,3    1,090,100
MARRIOTT INTL INC NEW              CL A            571903202  26,873     750,000     PUT    Defined    1,2,3      750,000
MASCO CORP                         COM             574599106  48,029   4,362,270 SH         Defined    1,2,3    4,362,270
MBIA INC                           COM             55262C100  51,572   5,131,572 SH         Defined    1,2,3    5,131,572
MERCK & CO INC NEW                 COM             58933Y105  35,846     973,806 SH         Defined    1,2,3      973,806
NABORS INDUSTRIES LTD              SHS             G6359F103  49,753   2,754,900 SH         Defined    1,2,3    2,754,900
NORTHROP GRUMMAN CORP              COM             666807102  67,469   1,112,802 SH         Defined    1,2,3    1,112,802
PANERA BREAD CO                    CL A            69840W108  17,722     200,000     PUT    Defined    1,2,3      200,000
PFIZER INC                         COM             717081103  76,298   4,443,700 SH         Defined    1,2,3    4,443,700
PNM RES INC                        COM             69349H107   9,463     830,860 SH         Defined    1,2,3      830,860
PRECISION DRILLING CORP            COM 2010        74022D308  32,761   4,782,589 SH         Defined    1,2,3    4,782,589
QUAD / GRAPHICS INC                COM CL A        747301109  10,732     229,714 SH         Defined    1,2,3      229,714
REGIONS FINANCIAL CORP NEW         COM             7591EP100  55,966   7,698,215 SH         Defined    1,2,3    7,698,215
SANMINA SCI CORP                   COM NEW         800907206  69,722   5,771,708 SH         Defined    1,2,3    5,771,708
SANMINA SCI CORP                   COM NEW         800907206   6,040     500,000     CALL   Defined    1,2,3      500,000
SANOFI AVENTIS                     SPONSORED ADR   80105N105  24,711     743,200 SH         Defined    1,2,3      743,200
SMITHFIELD FOODS INC               COM             832248108  26,744   1,589,088 SH         Defined    1,2,3    1,589,088
SMURFIT-STONE CONTAINER CORP       COM             83272A104  32,700   1,780,100 SH         Defined    1,2,3    1,780,100
SOUTHWEST AIRLS CO                 COM             844741108   6,535     500,000     PUT    Defined    1,2,3      500,000
SUPERIOR ENERGY SVCS INC           COM             868157108  30,618   1,147,174 SH         Defined    1,2,3    1,147,174
SUPERVALU INC                      COM             868536103  58,364   5,061,951 SH         Defined    1,2,3    5,061,951
TAUBMAN CTRS INC                   COM             876664103   8,922     200,000     PUT    Defined    1,2,3      200,000
TEMPLE INLAND INC                  COM             879868107  63,379   3,396,519 SH         Defined    1,2,3    3,396,519
TRANSATLANTIC HLDGS INC            COM             893521104  67,128   1,320,900 SH         Defined    1,2,3    1,320,900
UNITED CMNTY BKS BLAIRSVLE G       CAP STK         90984P105  18,823   8,402,975 SH         Defined    1,2,3    8,402,975
UNITED STATES STL CORP NEW         COM             912909108   8,768     200,000     PUT    Defined    1,2,3      200,000
VALERO ENERGY CORP NEW             COM             91913Y100  46,032   2,628,900 SH         Defined    1,2,3    2,628,900
VIACOM INC NEW                     CL B            92553P201  18,862     521,200 SH         Defined    1,2,3      521,200
WAL MART STORES INC                COM             931142103  25,807     482,200 SH         Defined    1,2,3      482,200
WELLS FARGO & CO NEW               COM             949746101  46,616   1,856,100 SH         Defined    1,2,3    1,856,100
WESTERN UN CO                      COM             959802109  42,883   2,426,900 SH         Defined    1,2,3    2,426,900





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